Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	218,122,949.95	16,067
Yield Supplement Overcollateralization Amount 10/31/22	4,500,667.77	0
Receivables Balance 10/31/22	222,623,617.72	16,067
Principal Payments	10,247,873.52	255
Defaulted Receivables	165,110.82	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	4,148,954.61	0
Pool Balance at 11/30/22	208,061,678.77	15,800

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.27%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,776,842.54	152
Past Due 61-90 days	928,723.45	52
Past Due 91-120 days	291,999.88	15
Past Due 121+ days	0.00	0
Total	3,997,565.87	219

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.88%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Delinquency Trigger Occurred	NO

Recoveries	160,922.54
Aggregate Net Losses/(Gains) - November 2022	4,188.28
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.02%
Prior Net Losses/(Gains) Ratio	0.02%
Second Prior Net Losses/(Gains) Ratio	0.14%
Third Prior Net Losses/(Gains) Ratio	0.18%
Four Month Average	0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.25%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	31.72

Flow of Funds	$ Amount
Collections	11,185,908.76
Investment Earnings on Cash Accounts	10,999.79
Servicing Fee	(185,519.68)
Transfer to Collection Account	-
Available Funds	11,011,388.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	169,911.43
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	5,876,876.27
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	732,908.93

Total Distributions of Available Funds	11,011,388.87

Servicing Fee	185,519.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 11/15/22	213,938,555.04
Principal Paid	10,061,271.18
Note Balance @ 12/15/22	203,877,283.86

Class A-1
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2a
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2b
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-3
Note Balance @ 11/15/22	99,358,555.04
Principal Paid	10,061,271.18
Note Balance @ 12/15/22	89,297,283.86
Note Factor @ 12/15/22	32.5427419%

Class A-4
Note Balance @ 11/15/22	76,910,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	76,910,000.00
Note Factor @ 12/15/22	100.0000000%

Class B
Note Balance @ 11/15/22	25,110,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	25,110,000.00
Note Factor @ 12/15/22	100.0000000%

Class C
Note Balance @ 11/15/22	12,560,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	12,560,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	217,208.76
Total Principal Paid	10,061,271.18
Total Paid	10,278,479.94

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	91,078.68
Principal Paid	10,061,271.18
Total Paid to A-3 Holders	10,152,349.86

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2601988
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.0526021
Total Distribution Amount	12.3128009

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3319194
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.6664402
Total A-3 Distribution Amount	36.9983596

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	584.11
Noteholders' Principal Distributable Amount	415.89

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	2,092,197.46
Investment Earnings	6,127.43
Investment Earnings Paid	(6,127.43)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,318,035.08	$1,820,437.18	$1,137,505.55
Number of Extensions	76	105	61
Ratio of extensions to Beginning of Period Receivables Balance	0.59%	0.78%	0.46%